SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jun. 19, 2024	Jun. 18, 2024	Jun. 06, 2024	May 09, 2024	Mar. 18, 2024	Jun. 30, 2023	Jun. 15, 2022
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 27,000,000.0
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 30,000,000.0
HWH International, Inc. [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 250,000.00
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Commitment fee					$ 15,000
Debt Conversion, Converted Instrument, Shares Issued					208,333,333
Debt Instrument, Convertible, Conversion Price					$ 0.0012
HWH International, Inc. [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 250,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Commitment fee			$ 20,000	$ 20,000
Debt Conversion, Converted Instrument, Shares Issued	125,000,000	2,500,000	2,500,000,000	208,333,333
Debt Instrument, Convertible, Conversion Price	$ 0.002	$ 0.0001	$ 0.0001	$ 0.002